UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2015





























Item 1.  Report to Shareholders.
STOCK DIVIDEND FUND, INC.




ANNUAL REPORT
DECEMBER 31, 2015



Stock Dividend Fund, Inc.
8150 N. Central Expressway #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SDIVX



Dear shareholders of Stock Dividend Fund, Inc.,

The Fund ended 2015 with a Net Asset Value per share of $20.31, after paying an income dividend of $0.7102 per share on December 28, 2015, which was down from a Net Asset Value per share of $25.26 at the beginning of the year.

For the period December 31, 2014 through December
31, 2015 the total
return of the Fund was down 16.78% versus the S&P
 500 up 1.66%.

The Fund lagged the general market in 2015 due to weighted exposure to the energy and materials sectors and also due to the fact that value oriented stocks underperformed the general indices. The Fund continues to hold what we feel are
very high quality companies with stable cash flows and relatively transparent balance sheets.

The Fund begins 2015 with an above market internal
 portfolio dividend yield,
companies with relatively low debt levels on average, strong cash flows, low retirement and pension liabilities, and exposure to depressed energy and materials sectors, all of which we would expect to perform well going forward.

Our top holdings and industry group exposures, as of
 December 31, 2015, are
listed on the following page.

We look forward to excellent performance in 2016.


Sincerely,



Steven Adams
Portfolio Manager






STOCK DIVIDEND FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2015


Top Ten Holdings*
(% of Net Assets)

Verizon					   6.17%
Caterpillar Inc.			   5.89%
Conoco Phillips                          5.81%
Valero                                   5.81%
Chevron                                  5.58%
Entergy                                  5.23%
Intel                                    5.15%
AT&T                                     5.11%
Occidental Petroleum                     5.09%
Coach                                    4.93%
                                        ------
                                        54.77%

Asset Allocation
(% of Net Assets)

Crude Petroleum and Natural Gas                                  20.74%
Computer and Office Equipment                                    10.13%
Electric Services                                                 9.53%
Telephone Communications, Except Radiotelephone                   6.17%
Construction Machinery and Equipment	                        5.89%
Petroleum Refining                                                5.80%
Semi Conductors and Related Devices                               5.14%
Telephone Communications				5.10%
Leather and Leather Products                                      4.92%
Department Stores                                                 4.91%
Mining Machinery				   4.19%
Engines and Turbines                                              4.02%
Industrial Inorganic Chemicals		 3.86%
State Commercial Banks                                            3.85%
Electronic and Electronic Equipment                               3.21%
Other Assets, Less Liabilities, Net                               2.52%
                                                                  -----
                                                                100.00%


*Portfolio holdings are subject to change and are not recommendations of individual stocks











STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $100,000 investment in the Stock Dividend Fund from its inception, December 27, 2004 to years ending through 2015. These changes are then compared to a $100,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends but do not reflect deduction for taxes a shareholder would pay on distributions or redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

              Inception  Year End Year End Year End Year End Year End Year End
              (12/27/04)  2004     2005     2006     2007     2008    2009
Stock Dividend ---------  -------  -------  -------  -------  ------- --------
Fund           $100,000  $100,680 $107,735 $130,128 $136,817 $87,618 $103,836
S&P 500 Index  $100,000  $100,150 $105,007 $121,588 $128,069 $80,696 $102,049

               Year End Year End Year End Year End Year End Year End
               2010     2011     2012     2013     2014     2015
Stock Dividend -------  -------  -------  -------- -------  -------
Fund           $122,973 $132,921 $151,264 $193,996 $188,913 $157,205
S&P 500 Index  $117,438 $119,892 $139,063 $184,064 $209,207 $212,094

$210,000|                                                           *     *
$200,000|
$190,000|                                                      #   #
$180,000|                                                      *
$170,000|
$160,000|                                                               #
$150,000|                                                 #
$140,000|                        #                        *
$130,000|                   #    *                  #
$120,000|                   *                  #    *
$110,000|             # *                      *
$100,000|  # *   # *                      # *
$ 90,000|                            #
$ 80,000|                            *
        ______________________________________________________________
      (12/27/04) 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015
      Inception
       #=Stock Dividend Fund       *=S&P 500 Index.

                     5 Day   Annual Annual Annual Annual  Annual  Annual
                     Return  Return Return Return Return  Return  Return
                     2004    2005   2006   2007   2008    2009    2010
                     ------  ------ ------ ------ ------  ------ -------
Stock Dividend Fund   0.68%  6.65%  21.19% 5.14% (35.96)% 18.51% 18.34%
S&P 500 Index         0.15%  4.85%  15.79% 5.33% (36.99)% 26.46% 15.08%

                     Annual  Annual Annual Annual  Annual  Compounded Average
                     Return  Return Return Return  Return  Annual Return
                     2011   2012   2013    2014    2015    5 Year    Inception
                     ------  ------ ------ ------  ------  ----------------
Stock Dividend Fund  8.09%  13.80% 28.25% (2.62)% (16.78)%  5.01%   4.18%
S&P 500 Index        2.09%  15.99% 32.36% 13.66 %   1.38 % 12.54%   7.20%



STOCK DIVIDEND FUND, INC.
EXPENSES
DECEMBER 31, 2015

As a shareholder of the Fund you incur ongoing costs including management fees, transaction costs, potential early redemption fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of June 30, 2015 to December 31, 2015.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                    Expenses Paid
               Beginning        Ending              During Period*
               Account Value    Account Value       June 30, 2015
               June 30, 2015    December 31, 2015   to December 31, 2015
           -----------------    -----------------   ---------------------

Actual            $  1,000.00       $   870.75            $   4.01

Hypothetical**    $  1,000.00       $ 1,021.00            $   4.33

*Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.

STOCK DIVIDEND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015


ASSETS
   Investment securities, at fair
          value(cost $23,427,831)           $  23,595,776
   Dividends receivable                            48,243
                                              -----------
              Total assets                     23,644,019
                                              -----------

LIABILITIES
   Advisory fees payable                           16,919
   Fund redemption 12/31/15                        10,000
                                              -----------
              Total liabilities                    26,919
                                              -----------

NET ASSETS -
   Equivalent to $20.31 per
   share based on 1,162,747 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 23,617,101
                                             ============

NET ASSETS CONSIST OF:
  Common stock				         $      1,163
  Paid-in capital                              23,841,221
  Net unrealized appreciation                     167,945
  Accumulated undistributed realized loss        (393,228)
                                             ------------
Net assets                                   $ 23,617,101
                                             ============




















See accompanying notes to these financial statements
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 97.48%

Industrial Inorganic Chemicals-3.86%
   Olin				  52,846            912,122

Petroleum Refining-5.80%
   Valero Energy Corp                       19,389          1,370,996

Semi Conductors and Related Devices-5.14%
   Intel Corp			35,281          1,215,430

Mining Machinery-4.19%
   Joy Global Inc			  78,509            989,999

Telephone Communications, Except
Radiotelephone-6.17%
   Verizon                                  31,521          1,456,901

Computer and Office Equipment-10.13%
   Hewlett Packard Inc.                     59,853            708,659
   IBM                                       5,637            775,764
   Hewlett Packard Enterprise	              59,853            909,766
		  --------
                                                            2,394,189

Leather and Leather Products-4.92%
   Coach, Inc.					  35,541          1,163,257

Electric Services-9.53%
   Exelon					 36,638          1,017,437
   Entergy Corp					  18,055          1,234,240
							        --------
                                                            2,251,677

Construction Machinery and Equipment-5.89%
   Caterpillar Inc.				 20,469		1,391,073

Electronic and other Electrical Equipment-3.21%
   Emerson Electric                         15,873            759,206

Engines and Turbines-4.02%
   Cummins Inc.                             10,805            950,948

State Commercial Banks-3.85%
   Bank of Nova Scotia                      22,497            909,779




-	Continued ?

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
DECEMBER 31, 2015

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      ------------

Crude Petroleum and Natural Gas-20.74%
   Occidental Petroleum Corp                17,763          1,200,956
   Chevron Corp				    14,646          1,317,554
   ConocoPhillips                           29,370          1,371,285
   Murphy Oil Corp                          45,018          1,010,654
                                                             --------
                                                            4,900,449

Department Stores-4.91%
   Walmart                                  18,917          1,159,612

Telephone Communications-5.10%
   AT&T                                     35,041          1,205,761

   Total common stocks (cost $22,863,454)               $  23,031,399
				  --------


SHORT-TERM INVESTMENTS ? 2.39%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.00%    564,377    $     564,377
                                                            --------

   Total short-term investments (cost $   564,377)           564,377
                                                            --------

Total investment securities ? 99.91% (cost $23,427,831)   23,595,776

Other assets less liabilities ? 0.09%                         21,324
                                                            --------

Net assets - 100.00%                                   $  23,617,101
                                                        ============













See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015



INVESTMENT INCOME
   Dividends(Net of $2,074 ADR fee and
             $4,147 Foreign tax paid)                    $  1,055,509
   Interest                                                         0
                                                         ------------
          Total investment income                           1,055,509
                                                         ------------
EXPENSES -
   Advisory fees                                              254,191
                                                             --------
          Total Expenses                                      254,191
                                                             --------

          Net investment income                               801,318
                                                         ------------

GAIN(LOSS)ON INVESTMENTS -
   Net realized loss on investments                          (350,169)
   Net decrease in unrealized appreciation                 (5,731,243)
     of investments                                       ------------

         Net realized loss and unrealized loss
           on investments                                  (6,081,412)
                                                         ------------

   Net decrease
        in net assets resulting from operations          $ (5,280,094)
                                                         ============






















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                          Year Ended      Year Ended
                                          Dec 31, 2015    Dec. 31, 2014

INCREASE(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                    $   801,318    $    843,078
   Net realized gain (loss)on investments      (350,169)        (43,059)
   Unrealized appreciation(depreciation)
     of investments  		               (5,731,243)     (1,830,063)
          				    -----------    ------------
      Net increase (decrease) in net assets
      resulting from operations              (5,280,094)     (1,030,044)


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                       (801,318)       (843,078)
   Realized gains                                     0               0
                                            -----------    ------------
         Total Distributions                   (801,318)       (843,078)

CAPITAL SHARE TRANSACTIONS-NET               (7,037,535)       (246,131)
                                            -----------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS     (13,118,947)     (2,121,253)

NET ASSETS, beginning of year                36,736,048      38,857,301
                                            -----------    ------------

NET ASSETS, end of year                    $ 23,617,101    $ 36,736,048
                                            ===========    ============





















See accompanying notes to these financial statements.
STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR
ENDED:
                        YEAR    YEAR      YEAR      YEAR      YEAR
                        ENDED   ENDED     ENDED     ENDED     ENDED
                        2015    2014      2013      2012      2011
                        -----   ------    ------    ------    ------
Net asset value,
  beginning of year    $25.26   $26.55   $21.96   $21.80    $20.76
                       ------   -------   ------    ------    ------
Income (loss)from investment
operations:
  Net investment income  0.71     0.59     0.67     0.71      0.64
  Net realized and
  unrealized gain
  (loss)on investments  (4.95)   (1.29)    5.51     2.30      1.04
                         ----    ------    -----    -----     ------
Total from
  investment operations	(4.24)   (0.70)    6.18     3.01      1.68
                         ----    ------    ------   -----     ------
Less distributions from:
  Net investment income (0.71)   (0.59)   (0.67)   (0.71)    (0.64)
  Net realized gains     0.00     0.00    (0.92)   (2.14)    (0.00)
                         ----    ------   ------   ------     ------
    Total distributions (0.71)   (0.59)   (1.59)   (2.85)    (0.64)
                         ----    ------   ------    ------    ------
Net asset value,
  end of year          $20.31    $25.26    $26.55   $21.96   $21.80
                       ------    ------    ------   ------    ------

Total Return          (16.78)%   (2.62)%   28.15%   13.80%    8.09%

Net assets, end of
   year(in 1000's)     $23,617   $36,736   $38,857  $30,363  $29,676

Ratio of expenses to
   average net
   assets(a)             0.87%     0.85%     0.85%    0.85%    0.84%

Ratio of net investment
   income to average net
   assets                2.74%     2.21%     2.66%    2.78%    2.74%

Portfolio turnover
   rate (annualized)    37.61%    34.03%    71.26%   60.80%   14.94%


(a) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV).





See accompanying notes to these financial statements.
STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 6, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.
Dividends are paid upon Board approval by the end of each calendar year.






STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to continue to comply with the requirements of the
Internal Revenue Code that are applicable to regulated
 investment
companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders.
 The Fund also intends
to distribute sufficient net investment income and net
 capital gains, if any, so
that it will not be subject to excise tax on undistributed income and gains.
Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains
(losses) and the
cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains
(losses) may differ from
their ultimate characterization for income tax purposes.
 At December
31, 2015, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Subsequent Events
Subsequent events were evaluated through February 13, 2015,
 the date of issuance
of the financial statements.





























STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3.    FAIR VALUE OF INVESTMENTS
In accordance with U.S. generally accepted accounting principles (?GAAP?), fair
value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.
 Observable
inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the
Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which
are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices(including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2015:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $23,031,399          $          0
         Short term investments         564,377                     0
                                    -----------          ------------
            Total Level 1:           23,595,776           0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $23,595,776          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of December 31, 2015, the Fund did not own any other financial instruments.




STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3. FAIR VALUE OF INVESTMENTS (continued)
     Transfers between levels are recognized at the end of the reporting period. There were no transfers between level 1 and level 2 during the year. There were no level 3 investments held by the Fund during the year ended December 31, 2015.


4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund's $0.001 par value common stock were as follows:


                          Year Ended             Year Ended
                       December 31, 2015     December 31, 2014
                       -------------------   -------------------
                       Shares       Amount     Shares       Amount
Shares sold            93,617     2,191,622    54,256     1,403,892
Shares issued in
  reinvestment of
  dividends	           38,989       798,495    32,843       843,078
                     --------     --------   --------    ----------
                      132,606     2,990,117    87,099     2,246,970

Shares redeemed      (424,198)  (10,027,651)  (96,390)   (2,495,101)
                     --------     --------   --------    ----------
Net increase
  (decrease)         (291,592)   (7,037,534)   (9,291)     (248,131)

Beginning of year   1,454,338    30,879,919 1,463,629    31,128,050
                   ----------   ---------- ---------    -----------
End of year         1,162,746    23,842,385 1,454,338    30,879,919
	 ==========	  ========== =========    ===========

5.  INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $11,137,537 and $17,141,041, respectively, for the year ended December 31, 2015.
The aggregate cost of investment securities, excluding short term investments, for federal income tax purposes was $22,863,454 as of December 31, 2015. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized appreciation (depreciation) of the Fund?s investments as of December 31, 2015.











STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

5. INVESTMENT TRANSACTIONS (continued)

As of December 31, 2015 and 2014, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                               2015              2014
-----------                           --------          --------
Unrealized appreciation           $   2,877,877     $  6,849,392
Unrealized depreciation              (2,709,932)    $   (950,204)
                                     ----------       ----------
Net unrealized
   appreciation                   $     167,945     $  5,899,188
                                  ==============    ============

6. DISTRIBUTION TO SHAREHOLDERS
On December 28, 2015 a distribution of $0.7102 per share aggregating $798,495 was paid to the shareholders of record on that date from net investment income.

7. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is a member of the Advisor and is also an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets.
The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The advisory fee for 2015, as computed pursuant to the investment advisory agreement, totaled $254,191, of which $16,919 was payable on December 31, 2015.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as it own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.

8.  REDEMPTION FEE
To discourage short-term trades by investors and to compensate the Fund for costs that may be incurred by such trades, the Fund may impose a redemption fee of 2% of the total redemption amount if shares are held less than 365 days. For the year ended December 31, 2015, there were no redemption fees received by the
Fund.




STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

9.  ACCOUNTING FOR UNCERTAIN TAX POSITIONS
As of December 31, 2015, open Federal tax years, subject to
 examination, include
the tax years ended December 31, 2012 through December 31, 2014.
 As of and
during the year ended December 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is
not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.















































ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION
Stock Dividend Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on January 19, 2016, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor:


1)	Nature, extent and quality of services provided by the Advisor ?
   The Directors reviewed the nature, quality and scope of current services provided by the Advisor under the Advisory Agreement. The Directors also analyzed the experience of the Investment Advisor and capabilities as a portfolio manager. The Advisor?s Form ADV was reviewed as well as internal compliance policies and experience managing other portfolios. In addition, the portfolio and brokerage transactions were reviewed. Based on this review, the Directors concluded that the range and quality of services to be provided by the Investment Advisor to the Fund were appropriate and to support the selection of the original Investment Advisor.

2)	Investment performance ? The Directors reviewed the performance of the Fund as compared to market benchmarks for various time periods.  This review focused on investment strategy and long term performance potential.  The
Directors concluded that the performance of the Fund, managed by the
Investment Advisor, was satisfactory.

3)	Cost of services to the Fund and profitability of the Advisor ? The
Directors considered the Fund?s management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is receiving a fee that is in line with fees charged for other funds and that the Advisor is operating profitably, is viable and should remain an ongoing entity. The Directors also noted that the Advisor is paying all expenses (except transaction commissions) associated with managing the Fund out of the management fee, which is very advantageous to shareholders versus other funds.



4)	Economies of Scale ? The Directors considered information regarding economies of scale with respect to management of the Fund and noted that the Fund and its shareholders are already experiencing and benefitting from an expense ratio that would be expected from that of funds with significantly larger asset bases.

5)	Conclusions ? Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and the shareholders to approve the Advisory Agreement.
















































Board of Directors Information (Unaudited)
Stock Dividend Fund, Inc.
December 31, 2015

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Stock Dividend Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.


INDEPENDENT DIRECTORS

Name and Age       Position  Term/ Principal Occupation  Other Public
                             Yrs       Past five years       Directorships
Served
------------------ --------  ----  --------------------- -------------

Vicky L. Hubbard    Director  1 Yr Private investor       Small Cap
Age 58                             since 2000, Tech Co.   Value Fund, Inc.
                                   Manager prior


Yolawnde F. Malone  Director  1 Yr Senior Tax Mngr,       Small Cap
Age 52                             Montgomery Cosia       Value Fund, Inc.
                                   Greilich LLP, CPA
                                   Family Legacy Trust
                                   prior

Melissa D. Gordon,  Director  1 Yr Vice Chair Pathologist Small Cap
M.D.                               prior Partner at North Value Fund, Inc.
Age 52                             Dallas Pathology


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr Member, Adams          Small Cap
Age 55              President      Asset Advisors         Value Fund, Inc.
                    Secretary
                    Treasurer






This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.


Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Stock Dividend Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Stock Dividend Fund, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company
Accounting Oversight Board (United States). Those standards require that we plan
and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement.
 An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to
above present fairly, in all material respects, the financial position of Stock
Dividend Fund, Inc. as of December 31, 2015, the results of its operations for
the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


PMB HELIN DONOVAN, LLP


Dallas, Texas
February 13, 2016












Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5.  Audit Committee of listed Registrants.  (Not applicable)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's President has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.









Item 12.  Exhibits.

a)	(1)Code of Ethics- Filed with N-CSR and hereby incorporated by reference as Exhibit (p) of Post-Effective Amendment No. 8
(485BPOS)of our Registration under the Securities Act of 1933.

    (2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached


b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/13/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/13/16